Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

20.Related party transactions

In addition to the information disclosed elsewhere in the notes to consolidated financial statements, the following transactions took place between the Group and related parties during the financial year at terms agreed between the parties:

(a)	Services

	2025	2024	2023
	US$’000	US$’000	US$’000
Corporate service fees charged by related parties	8,692	6,887	6,615
Ship management fees charged by a related party	533	808	1,272

(b)	Key management’s remuneration

	2025	2024	2023
	US$’000	US$’000	US$’000
Salaries and other short-term employee benefits	3,776	3,500	3,333
Post-employment benefits – contributions to defined contribution plans and share-based payment	1,848	1,692	1,859
Directors’ fees	555	585	376
	6,179	5,777	5,568

(c)	Others

	2025	2024	2023
	US$’000	US$’000	US$’000
Interest expense charged by a related party	801	769	—
	801	769	—